Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Major Related Parties	The table below sets forth the major related parties and their relationships with the Company:
Name of related parties and Relationship with the Company
-Tuanfang Liu is the Chairman of the Company.
-Jiangyan Zhu is the wife of Tuanfang Liu and a director of the Company.
-Eigate (Hong Kong) Technology Co., Limited (“Eigate”) is a wholly-owned subsidiary of Aspire Global.
-Aspire Global is a company controlled by the Chairman of the Company.
-Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chairman and 5% by the chairman’s cousin.

Schedule of Balances Due from Related Parties	The Company had the following balances due from related parties:
	As of June 30,
	2022	2023
Shenzhen Yi Jia	$1,872,035	$-
Tuanfang Liu	62,820	-
Total	$1,934,855	$-